SHARE-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Options
Shares
Options outstanding at the beginning of the period (in shares)	2,200,000
Forfeited (in shares)	(2,200,000)
Options outstanding at the end of the period (in shares)		2,200,000
Weighted-average exercise price
Options outstanding at the beginning of the period (in dollars per share)	$ 0.16
Forfeited (in dollars per share)	$ 0.16
Options outstanding at the end of the period (in dollars per share)		$ 0.16
Additional disclosures
Options granted or modified	0	0
Unrecognized compensation cost (in dollars)	$ 0
Intrinsic value of options exercised (in dollars)	$ 0	$ 0	$ 1,370
Restricted shares
Shares
Restricted shares outstanding at the beginning of the period (in shares)	16,211,058
Forfeited (in shares)	(863,488)
Vested (in shares)	(15,347,570)
Weighted-average fair value
Restricted shares outstanding at the beginning of the period (in dollars per share)	$ 0.10
Forfeited (in dollars per share)	$ 0.13
Vested (in dollars per share)	$ 0.10